Background Information	12 Months Ended
Jul. 31, 2014
Background Information [Abstract]
Background Information

Note 1. Background Information

Aristocrat Group Corp. was incorporated on July 20, 2011 in the state of Florida.

On October 17, 2012, we formed Luxuria Brands LLC as a wholly owned subsidiary. On January 10, 2013, we formed Level Two Holdings, LLC as our wholly owned subsidiary. On January 15, 2013, we formed Top Shelf Distributing, LLC (“Top Shelf”) as our wholly owned subsidiary.

Top Shelf is focused on developing our distilled spirits line of business.

During the year ended July 31, 2014, we acquired inventory and began to generate revenues from the sales of vodka.